Other payables	12 Months Ended
Dec. 31, 2022
Other payables
Other payables
12.	Other payables:
(a)	Oxford warrants:

	December 31,	December 31,
	2022	2021
Oxford warrants	$6,567	$44,997

As consideration on entering into the Oxford Credit Facility which was terminated on July 14, 2022 (note 10(a) (ii)), the Company issued 51,307 common share purchase warrants to Oxford, each exercisable for one common share of the Company at an exercise price of C$11.20 per common share, expiring on December 31, 2025.

As the exercise price is denoted in a different currency than the Company’s functional currency, the lender warrants are recorded as a financial liability in other payables on the consolidated statements of financial position. As at December 31, 2022, the value of the lender warrants was $6,567 (December 31, 2021 – $44,997).

The change in fair value of the lender warrants during the year ended December 31, 2022 was a decrease of $38,430  (December 31, 2021 – a decrease of $205,894) and was recorded in corporate, general and administrative expenses.

12.	Other payables (continued):
(b)	Deferred share units:

	December 31,	December 31,
	2022	2021
Deferred share units	$578,061	$205,337

On May 6, 2021, the Company adopted the DSU Plan for non-employee directors (each, a “Non-Employee Director”). Each Non-Employee Director is required to take at least 50% of their annual retainer (other than annual committee Chair retainers) in DSUs and may elect to take additional amounts in the form of DSUs. Discretionary DSUs may also be granted to Non-Employee Directors under the DSU Plan. The DSUs granted vest immediately.

Following a Non-Employee Director ceasing to hold all positions with the Company, the Non-Employee Director will receive a payment in cash at the fair market value of the common shares represented by the Non-Employee Director’s DSUs generally within ten days of the Non-Employee Director’s elected redemption date.

As the DSUs are cash-settled, the DSUs are recorded as cash-settled share-based payments and a financial liability has been recognized on the consolidated statements of financial position. During the year ended December 31, 2022, 246,610 DSUs were granted (December 31, 2021 – 48,491) at a value of $580,000 (December 31, 2021– $357,885). As at December 31, 2022, the value of the financial liability attributable to the DSUs was $578,061 (December 31, 2021 - $205,337). For the year ended December 31, 2022, the Company recognized an expense of $372,724 (December 31, 2021 - $205,337) in corporate, general and administrative expenses related to the DSUs.

(c)	Performance share units:

	December 31,	December 31,
	2022	2021
Performance share units	$44,753	$97,853

On May 6, 2021, the Company’s Equity Incentive Plan was amended and restated to permit the Company to grant PSUs and RSUs, in addition to stock options. Under the Equity Incentive Plan, the Company pays equity instruments of the Company, or a cash payment equal to the fair market value thereof, as consideration in exchange for employee and similar services provided to the Company. The Equity Incentive Plan is open to employees, directors, officers and consultants of the Company and its affiliates; however, Non-Employee Directors are not entitled to receive grants of PSUs.

On August 5, 2021, 38,647 PSUs were granted under the Equity Incentive Plan. The performance period in respect of this award is August 5, 2021 to December 31, 2023. The PSUs will vest on December 31, 2023 (the “Vesting Date”) subject to the attainment of certain performance vesting conditions. Subject to all terms and conditions of the Equity Incentive Plan and the terms of the grant agreement, any vested and outstanding PSUs will be settled following the Vesting Date and, in any event, no later than March 15, 2024. Pursuant to the grant agreement, upon satisfaction of the performance vesting conditions, the PSUs will be settled in cash.

Based on future projections with respect to the performance vesting conditions of the PSUs, the Company estimates that 23,188 PSUs will vest on the Vesting Date (December 31, 2021 – 23,188).

As at December 31, 2022, the value of the financial liability attributable to the PSUs is $44,753 (December 31, 2021 - $97,853).

12.	Other payables (continued):

As at December 31, 2022, the Company has not issued any RSUs under the Equity Incentive Plan (December 31, 2021 – nil).

The change in fair value of the PSUs during the year ended December 31, 2022 was a decrease of $53,100 (December 31, 2021 – an increase of $97,853) and was recorded in corporate, general and administrative expenses.

(d)	Conversion instruments:

	December 31,	December 31,
	2022	2021
Conversion instruments	$1,605,429	$—

On July 14, 2022, in connection with the Madryn Credit Facility, the Company issued the Conversion Instruments to Madryn and certain of its affiliated entities. The Conversion Instruments provide the holders thereof with the option to convert up to an aggregate of $5,000,000 of the outstanding principal amount of the Term Loan into common shares of the Company at a price per share equal to $1.90, subject to customary anti-dilution adjustments. See note 10(a)(ii) and note 25(c).

The embedded derivative in relation to the Conversion Instruments were fair valued using the finite difference valuation method and are recorded as a financial liability in other payables on the consolidated statements of financial position. On inception, the aggregate value of the Conversion Instruments were $892,950. As at December 31, 2022, the aggregate value of the Conversion Instruments were $1,605,429 (December 31, 2021 – nil).

The change in fair value of the Conversion Instruments during the year ended December 31, 2022 was an increase of $712,479 (December 31, 2021 – nil) and was recorded in corporate, general and administrative expenses.